Stock Options - Schedule of Changes in Stock Options (Details)	12 Months Ended
	Oct. 31, 2025 $ / shares	Oct. 31, 2025 $ / shares $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2025 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Balance	138	138	140	140
Weighted average exercise price Outstanding, Balance | (per share)	$ 17,295.38	$ 24,068.25	$ 17,392.8	$ 24,124.8
Number of options, Expired			(2)	(2)
Weighted average exercise price, Expired | (per share)			$ 21,325.6	$ 28,800
Number of options Outstanding, Exercisable	138	138			138
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 17,136	$ 17,136			$ 24,021.25
Number of options Outstanding, Ending Balance	138	138	138	138
Weighted average exercise price Outstanding, Ending Balance | (per share)	$ 17,136	$ 24,021.25	$ 17,295.38	$ 24,068.25